BASIC AND DILUTED LOSS PER COMMON SHARE - Additional information - (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
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BASIC AND DILUTED LOSS PER COMMON SHARE
Number of potential ordinary shares that are antidilutive	10,556,750	12,279,125